Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 1,700	$ 1,905	$ 1,868
Income from discontinued operations, net of income taxes	(100)	(268)	(287)
Income from continuing operations	1,600	1,637	1,581
Other comprehensive (loss) income from continuing operations, net of tax
Currency translation adjustments	(42)	(86)	24
Unrecognized gain on derivatives	7	4	7
Unrecognized gain (loss) on benefit plans	15	(8)	4
Other comprehensive (loss) income from continuing operations, net of income taxes	(20)	(90)	35
Comprehensive income from continuing operations, net of income taxes	1,580	1,547	1,616
Comprehensive income from discontinued operations, net of income taxes	92	245	300
Comprehensive income	$ 1,672	$ 1,792	$ 1,916